NOTE 3: SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of voluntary change in accounting policy [abstract]
Operating lease commitments as at December 31, 2018	$ 180,696
Weighted average incremental borrowing rate as at January 1, 2019	6.00%
Lease liability as at January 1, 2019	$ 138,444